Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated statements of comprehensive income
Net income	€ 240,445	€ 194,946	€ 358,760	€ 328,799
Components that will not be reclassified to profit or loss:
FVOCI equity investments		13,647	(4,273)	13,647
Actuarial gain (loss) on defined benefit pension plans	26,014	(15,430)	49,218	(15,792)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(7,769)	4,814	(14,350)	4,908
Total	18,245	3,031	30,595	2,763
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	174,101	(97,462)	366,429	(424,303)
FVOCI debt securities	(525)	(4,703)	(2,210)	3,286
Gain (loss) related to cash flow hedges	(3,372)	2,646	(7,212)	3,244
Cost of hedging	449	(430)	2,028	277
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	363	131	1,377	(1,644)
Total	171,016	(99,818)	360,412	(419,140)
Other comprehensive income (loss), net of tax	189,261	(96,787)	391,007	(416,377)
Total comprehensive income (loss)	429,706	98,159	749,767	(87,578)
Comprehensive income attributable to noncontrolling interests	64,364	55,324	137,070	76,777
Comprehensive income (loss) attributable to shareholders of FME AG	€ 365,342	€ 42,835	€ 612,697	€ (164,355)